23. SHAREHOLDERS' EQUITY (Details 1) - shares		Dec. 31, 2019	Dec. 31, 2018
Quantity		812,473,246	812,473,246
Percent (%)		100.00%	100.00%
Treasury shares [Member]
Quantity		713,446	1,057,224
Percent (%)		0.09%	0.13%
Fundacao Petrobras de Seguridade Social - Petros [Member]
Quantity	[1]	92,716,266	93,226,766
Percent (%)	[1]	11.41%	11.47%
Caixa de Previd. dos Func. Do Banco do Brasil [Member]
Quantity	[1]	76,974,752	86,506,952
Percent (%)	[1]	9.47%	10.65%
Board of Directors [Member]
Quantity		6,474,420	6,376,083
Percent (%)		0.80%	0.78%
Executives [Member]
Quantity		236,338	31,662
Percent (%)		0.03%	0.00%
Other Share Holders [Member]
Quantity		635,358,024	625,274,559
Percent (%)		78.20%	76.97%

[1]	The pension funds are controlled by employees that participate in the respective entities.